[RIVERNORTH CAPITAL MANAGEMENT LETTERHEAD]

February 13, 2015

Securities and Exchange Commission
Public Filing Desk
100 F Street N.E.
Washington, D.C. 20549

RE:	RiverNorth Funds, File Numbers 333-136185 and 811-21934

Ladies and Gentlemen:

Pursuant to Rule 497(e) of the Securities Act of 1933, on behalf of River North Funds, a registered investment company (the “Trust”), we hereby submit for filing on EDGAR exhibits containing interactive data relating to the RiverNorth Managed Volatility Fund.  The sole purpose of this filing is to submit the interactive data exhibits relating to the supplement filed with the Securities and Exchange Commission on February 4, 2015 (Accession Number: 0001398344-15-000627).

If you have any questions, please contact me at 312-568-6506.

Very truly yours,

/s/ Marc Collins

Marc Collins
General Counsel and Chief Compliance Officer
RiverNorth Capital Management, LLC